Secured Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y Community	Dec. 31, 2010
Secured debt instruments
Principal Outstanding	$ 1,891,553	$ 1,963,670
Weighted Average Interest Rate	4.10%
Weighted Average Years to Maturity	5.2
Number of Communities Encumbered	58
Fixed Rate Debt [Member]
Secured debt instruments
Principal Outstanding	1,334,717	1,202,879
Weighted Average Interest Rate	5.12%
Weighted Average Years to Maturity	5.4
Number of Communities Encumbered	22
Variable Rate Debt [Member]
Secured debt instruments
Principal Outstanding	556,836	760,791
Weighted Average Interest Rate	1.60%
Weighted Average Years to Maturity	4.8
Number of Communities Encumbered	36
Mortgage notes payable [Member] | Fixed Rate Debt [Member]
Secured debt instruments
Principal Outstanding	590,208	292,236
Weighted Average Interest Rate	5.10%
Weighted Average Years to Maturity	4.7
Number of Communities Encumbered	10
Mortgage notes payable [Member] | Variable Rate Debt [Member]
Secured debt instruments
Principal Outstanding	151,685	405,641
Weighted Average Interest Rate	2.08%
Weighted Average Years to Maturity	1.4
Number of Communities Encumbered	6
Tax exempt secured notes payable [Member] | Fixed Rate Debt [Member]
Secured debt instruments
Principal Outstanding	0	13,325
Tax exempt secured notes payable [Member] | Variable Rate Debt [Member]
Secured debt instruments
Principal Outstanding	94,700	94,700
Weighted Average Interest Rate	0.77%
Weighted Average Years to Maturity	10.6
Number of Communities Encumbered	2
Fannie Mae credit facilities [Member] | Fixed Rate Debt [Member]
Secured debt instruments
Principal Outstanding	744,509	897,318
Weighted Average Interest Rate	5.14%
Weighted Average Years to Maturity	6.0
Number of Communities Encumbered	12
Fannie Mae credit facilities [Member] | Variable Rate Debt [Member]
Secured debt instruments
Principal Outstanding	$ 310,451	$ 260,450
Weighted Average Interest Rate	1.63%
Weighted Average Years to Maturity	4.6
Number of Communities Encumbered	28